Statement of Financial Position, Classified (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 2,485,698	$ 5,032,307	$ 155,881
Prepaid expenses and other current assets	338,386	95,164	5,183
Total current assets	2,824,084	5,127,471	161,064
Fixed Assets-Net	474,555	294,477	2,273
Other Assets	46,605	21,697
Assets, Total	3,345,244	5,443,645	163,337
Current Liabilities
Accounts payable	394,290	291,955	19,223
Accrued expenses and other liabilities	113,430	54,092
Note payable, current portion	750,105	112,129
Warrant liability	47,000	24,500
Total current liabilities	1,304,825	482,676	19,223
Note payable, net of current portion	712,121	367,701
Other liabilities	97,500	32,500
Total liabilities	2,114,446	882,877	19,223
Commitments and Contingencies
Stockholders' Equity
Common Stock, value	224	65	66
Additional paid-in capital	5,985,402	5,919,733	223,451
Deficit accumulated during the development stage	(4,755,095)	(1,359,297)	(79,445)
Total stockholders' equity	1,230,798	4,560,768	144,114
Liabilities and Equity, Total	3,345,244	5,443,645	163,337
Series A Convertible Preferred Stock
Stockholders' Equity
Preferred Stock, value	84	84	42
Series B Convertible Preferred Stock
Stockholders' Equity
Preferred Stock, value	$ 183	$ 183